Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Other assets
Schedule of other non current and current assets

	2024			2023
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Guarantees and deposits	20,434	344	20,778	21,530	420	21,950
Prepayments and accrued income	18	6,887	6,905	11	5,694	5,705
Advances to suppliers	—	8,927	8,927	—	11,296	11,296
Other assets	1,999	35,856	37,855	615	169,067	169,682
Total	22,451	52,014	74,465	22,156	186,477	208,633